Statement of Investments

January 31, 2023

Reaves Utility Income Fund	Statement of Investments

January 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 121.62%
Diversified Telecommunications Services - 19.43%
BCE, Inc.	2,460,000	$116,358,000
Deutsche Telekom AG	4,212,722	93,657,772
Rogers Communications, Inc., Class B	1,265,000	61,503,025
TELUS Corp.	4,120,100	88,777,774
Verizon Communications Corp.(a)	1,466,703	60,970,844
		421,267,415
Electric Utilities - 26.17%
American Electric Power Co., Inc.(a)	600,000	56,376,000
Duke Energy Corp.(a)	956,000	97,942,200
Edison International	275,000	18,947,500
Entergy Corp.	1,000,000	108,280,000
Exelon Corp.	839,957	35,437,786
FirstEnergy Corp.(a)	1,125,000	46,068,750
Fortis, Inc.	773,098	31,812,983
NextEra Energy, Inc.	1,179,200	88,003,696
PPL Corp.	2,356,000	69,737,600
Southern Co.	219,600	14,862,528
		567,469,043
Independent Power and Renewable Electricity Producers - 3.49%
Constellation Energy Corp.	885,333	75,572,053

Media - 4.88%
Charter Communications, Inc., Class A(a)(b)	70,500	27,093,855
Comcast Corp., Class A(a)	2,000,000	78,700,000
		105,793,855
Multi-Utilities - 41.51%
Alliant Energy Corp.(a)	1,733,100	93,639,393
Ameren Corp.(a)	1,144,000	99,379,280
CMS Energy Corp.(a)	1,100,500	69,540,595
DTE Energy Co.(a)	819,200	95,330,304
Enel SpA	7,496,257	43,934,077
NiSource, Inc.	3,265,966	90,630,557
OGE Energy Corp.	1,701,645	66,908,681
PG&E Corp.(b)	4,838,300	76,928,970
Public Service Enterprise Group, Inc.	1,459,000	90,355,870
WEC Energy Group, Inc.	790,578	74,306,426
Xcel Energy, Inc.(a)	1,445,600	99,413,912
		900,368,065

See Accompanying Notes to Statement of Investments

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Reaves Utility Income Fund	Statement of Investments

January 31, 2023 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.48%
DT Midstream, Inc.	500,000	$27,330,000
TC Energy Corp.	1,000,000	43,140,000
Williams Cos., Inc.	1,500,000	48,360,000
		118,830,000
Real Estate Investment Trusts (REITs) - 9.40%
American Tower Corp.(a)	20,000	4,467,800
Crown Castle International Corp.(a)	312,500	46,284,375
Digital Realty Trust, Inc.(a)	377,737	43,296,215
Equinix, Inc.	56,000	41,335,280
Rexford Industrial Realty, Inc.	225,000	14,280,750
SBA Communications Corp., Class A	181,700	54,061,201
		203,725,621
Road & Rail - 8.27%
Canadian Pacific Railway Ltd.	938,000	74,008,200
Norfolk Southern Corp.(a)	185,100	45,499,431
Union Pacific Corp.(a)	292,900	59,807,251
		179,314,882
Water Utilities - 2.99%
American Water Works Co., Inc.(a)	413,800	64,755,562

TOTAL COMMON STOCKS
(Cost $2,449,064,480)		2,637,096,496

CORPORATE DEBT - 0.22%
Cable & Satellite - 0.09%
CSC Holdings, LLC, 6/1/2024, 5.250%	2,000,000	1,960,000

Pipelines - 0.13%
TC Pipelines, L.P., 3/13/2025, 4.375%	2,952,000	2,910,482

TOTAL CORPORATE DEBT
(Cost $4,772,806)		4,870,482

See Accompanying Notes to Statement of Investments

Statement of Investments | January 31, 2023	3

Reaves Utility Income Fund	Statement of Investments

January 31, 2023 (Unaudited)

	SHARES	VALUE
PREFERRED STOCK - 0.04%
Utilities - 0.04%
SCE Trust III, Class H, Perpetual Maturity, 5.750%(a)	15,473	$345,822
SCE Trust IV, Class J, Perpetual Maturity, 5.375%(a)	29,927	601,532
		947,354

TOTAL PREFERRED STOCK
(Cost $846,585)		947,354

MONEY MARKET FUNDS - 1.94%
Federated Treasury Obligations Money Market Fund, 4.190%	41,985,339	41,985,339

TOTAL MONEY MARKET FUNDS
(Cost $41,985,339)		41,985,339

TOTAL INVESTMENTS - 123.82%
(Cost $2,496,669,210)		2,684,899,671

Leverage Facility - (23.98)%		(520,000,000)

Other Assets in Excess of Liabilities - 0.16%		3,384,470

NET ASSETS - 100%		$2,168,284,141

(a)	Pledged security; a portion or all of the security is pledged as collateral for borrowings as of January 31, 2023. (Note 2)

(b)	Non-income producing security.

Percentages are stated as a percent of the net assets applicable to common shareholders.

See Accompanying Notes to Statement of Investments

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Reaves Utility Income Fund	Notes to Statement of Investments

January 31, 2023 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Reaves Utility Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund is a diversified investment company for purpose of the 1940 Act. The Agreement and Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund’s common shares are listed on the NYSE American LLC (the “Exchange”) and trade under the ticker symbol “UTG”.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

The Board of Trustees (the “Board”) has established the following procedures for valuation of the Fund’s asset values under normal market conditions. For domestic equity securities, foreign equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of a domestic and foreign equity security not traded on an exchange, or if such closing prices are not otherwise available, the mean of the closing bid and ask price will be used. The fair value for debt obligations is generally the evaluated mean price supplied by the Fund’s primary and/or secondary independent third-party pricing service, approved by the Board. An evaluated mean is considered to be a daily fair valuation price which may use a matrix, formula or other objective method that takes into consideration various factors, including, but not limited to: structured product markets, fixed income markets, interest rate movements, new issue information, trading, cash flows, yields, spreads, credit quality and other pertinent information as determined by the pricing services evaluators and methodologists. If the Fund’s primary and/or secondary independent third-party pricing services are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Reaves Asset Management ("Reaves" or the "Adviser"), as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are not reflective of their market values. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s or counterparty’s management; the prospects for the industry of the issuer, borrower or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more non-affiliated independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Statement of Investments | January 31, 2023	5

Reaves Utility Income Fund	Notes to Statement of Investments

January 31, 2023 (Unaudited)

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Reaves Utility Income Fund	Notes to Statement of Investments

January 31, 2023 (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,637,096,496	$–	$–	$2,637,096,496
Corporate Debt	–	4,870,482	–	4,870,482
Preferred Stock	947,354	–	–	947,354
Money Market Funds	41,985,339	–	–	41,985,339
TOTAL	$2,680,029,189	$4,870,482	$–	$2,684,899,671

*	For detailed descriptions and other security classifications, see the accompanying Statement of Investments.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day the Exchange is open into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the Exchange (normally, 4:00 p.m. New York time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Distributions to Shareholders: The Fund intends to make a level distribution each month to common shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Investment Transactions: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from investment transactions are determined using the first-in first-out basis for both financial reporting and income tax purposes.

NOTE 2. BORROWINGS

On April 27, 2022, the Fund entered into a Credit Agreement with State Street Bank and Trust Company. Under the terms of the Credit Agreement, the Fund is allowed to borrow up to $650,000,000 (“Commitment Amount”). Interest is charged at a rate of the one month SOFR (“Secured Overnight Financing Rate”) plus 0.65%. Borrowings under the Credit Agreement are secured by all or a portion of assets of the Fund that are held by the Fund’s custodian in a memo-pledged account (the “pledged collateral”). Borrowing commenced under the terms of the Credit Agreement on April 27, 2022. Under the terms of the Credit Agreement, effective June 27, 2022, a commitment fee applies when the amount outstanding is less than 80% of the Commitment Amount. This commitment fee is equal to 0.15% times the Commitment Amount less the amount outstanding under the Credit Agreement and is computed daily and payable quarterly in arrears.

For the period ended January 31, 2023, the average amount borrowed under the Credit Agreement was $510,652,174, at a weighted average rate of 4.68%. As of January 31, 2023, the amount of outstanding borrowings was $520,000,000, the interest rate was 5.13% and the fair value of pledged collateral was $1,040,000,060.

Statement of Investments | January 31, 2023	7